Leases - Navios Holdings Operating Lease Assets and Liabilities (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Jan. 01, 2019		Dec. 31, 2018
Operating lease assets		$ 264,005	$ 363,852		$ 0
Operating lease liabilities, current portion		87,103	91,585		0
Operating lease liabilities, net of current portion		226,329	286,451		$ 0
Charter-in contracts
Operating lease assets		255,153	342,353	[1]
Operating lease liabilities, current portion	[2]	86,636	89,236
Operating lease liabilities, net of current portion	[2]	217,932	267,301
Land lease agreements
Operating lease assets		7,660	7,427
Operating lease liabilities, current portion	[2]		535
Operating lease liabilities, current portion	[2]	(218)
Operating lease liabilities, net of current portion	[2]	7,878	6,892
Office lease agreements
Operating lease assets		1,192	14,072
Operating lease liabilities, current portion	[2]	685	1,814
Operating lease liabilities, net of current portion	[2]	519	12,258
Dry Bulk Vessel Operations
Operating lease assets		255,153	354,806
Operating lease liabilities, current portion	[2]	86,636	90,466
Operating lease liabilities, net of current portion	[2]	217,932	278,524
Dry Bulk Vessel Operations | Charter-in contracts
Operating lease assets		255,153	342,353	[1]
Operating lease liabilities, current portion	[2]	86,636	89,236
Operating lease liabilities, net of current portion	[2]	217,932	267,301
Dry Bulk Vessel Operations | Office lease agreements
Operating lease assets			12,453
Operating lease liabilities, current portion	[2]		1,230
Operating lease liabilities, net of current portion	[2]		11,223
Logistic Business
Operating lease assets		8,852	9,046
Operating lease liabilities, current portion	[2]	467	1,119
Operating lease liabilities, net of current portion	[2]	8,397	7,927
Logistic Business | Land lease agreements
Operating lease assets		7,660	7,427
Operating lease liabilities, current portion	[2]		535
Operating lease liabilities, current portion	[2]	(218)
Operating lease liabilities, net of current portion	[2]	7,878	6,892
Logistic Business | Office lease agreements
Operating lease assets		1,192	1,619
Operating lease liabilities, current portion	[2]	685	584
Operating lease liabilities, net of current portion	[2]	$ 519	$ 1,035

[1]	On January 1, 2019, operating lease assets were adjusted for $14,184 representing the balance of the carrying amount of the liabilities regarding straight line and the provision for losses on the time charters and voyages in progress recognized in the consolidated balance sheet as of December 31, 2018.
[2]	Based on the net present value of the remaining charter-in and rental payments for existing operating leases.